Income Taxes (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$ 879,200	$ 675,610	$ 457,320
Net deferred tax assets before valuation allowance	879,200	675,610	457,320
Less: Valuation allowance	$ (879,200)	$ (675,610)	$ (457,320)
Net deferred tax assets